ISSUED CAPITAL AND RESERVES - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 13, 2025 USD ($) $ / shares shares	Dec. 31, 2025 warrant vote $ / shares	Jul. 08, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares
Disclosure of reserves within equity [abstract]
Authorized share capital, amount | $	$ 2		$ 2,654,300	$ 2
Authorized common shares (in shares) | shares	200,000,000		265,430,000	2,000,000,000
Par value per share (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares, conversion ratio	10
Number of public warrants that are anti-dilutive (in warrants) | warrant		7,666,528
Simple majority, percent		0.50
Common stock, number of votes per share | vote		1
Dividends claiming period (in years)		6 years